Shareholder Fees (Vanguard Intermediate-Term Bond Index Fund Institutional)	Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none